John Hancock
Financial Industries Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.7%		$457,591,630
(Cost $388,432,196)
Financials 95.1%		445,250,979
Banks 48.4%
American Business Bank (A)	106,296	3,475,879
Atlantic Union Bankshares Corp.	157,114	5,024,506
Bank of America Corp.	334,131	10,692,192
Bank of Marin Bancorp	125,051	2,623,570
BNP Paribas SA	128,405	8,468,027
California BanCorp (A)	105,145	1,944,131
Cambridge Bancorp	78,981	4,860,491
Citigroup, Inc.	166,373	7,929,337
Citizens Community Bancorp, Inc.	74,522	765,341
Citizens Financial Group, Inc.	184,328	5,946,421
Coastal Financial Corp. (A)	110,451	4,989,072
Comerica, Inc.	153,486	8,282,105
East West Bancorp, Inc.	189,675	11,799,682
Enterprise Bancorp, Inc.	55,873	1,778,996
ESSA Bancorp, Inc.	73,966	1,229,315
Evans Bancorp, Inc.	69,113	2,054,038
Fifth Third Bancorp	494,333	14,385,090
First Horizon Corp.	328,509	4,477,578
First Merchants Corp.	160,321	5,149,511
German American Bancorp, Inc.	74,581	2,197,156
HBT Financial, Inc.	169,388	3,360,658
Independent Bank Corp. (Massachusetts)	80,594	4,855,789
ING Groep NV	600,903	8,771,178
JPMorgan Chase & Co.	67,337	10,636,553
Landmark Bancorp, Inc.	29,464	624,637
M&T Bank Corp.	53,236	7,445,587
New York Community Bancorp, Inc.	309,486	4,292,571
Nicolet Bankshares, Inc.	61,715	5,162,460
Popular, Inc.	110,047	7,983,910
Regions Financial Corp.	690,565	14,066,809
Stock Yards Bancorp, Inc.	91,463	4,372,846
Sumitomo Mitsui Financial Group, Inc.	232,200	10,878,953
The First Bancshares, Inc.	69,436	2,174,041
Timberland Bancorp, Inc.	39,253	1,228,226
TriCo Bancshares	147,457	5,511,943
U.S. Bancorp	269,662	10,700,188
Wells Fargo & Company	323,465	14,931,144
Westamerica BanCorp	32,675	1,607,283
Capital markets 22.2%
AllianceBernstein Holding LP	94,030	3,026,826
Ameriprise Financial, Inc.	43,144	15,033,527
Ares Management Corp., Class A	114,812	11,391,647
Brookfield Corp.	173,292	6,047,891
Federated Hermes, Inc.	136,191	4,607,342
Intercontinental Exchange, Inc.	54,872	6,299,306
KKR & Company, Inc.	126,104	7,488,056
Morgan Stanley	145,235	13,297,717
Onex Corp.	85,940	5,278,338
S&P Global, Inc.	29,705	11,718,920
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Carlyle Group, Inc.	60,511	$2,157,217
The Charles Schwab Corp.	163,295	10,793,800
Tradeweb Markets, Inc., Class A	81,986	6,705,635
Consumer finance 1.0%
American Express Company	27,251	4,602,149
Financial services 4.4%
Berkshire Hathaway, Inc., Class B (A)	19,281	6,786,141
FleetCor Technologies, Inc. (A)	9,416	2,343,737
Visa, Inc., Class A	49,257	11,709,867
Insurance 19.1%
Arch Capital Group, Ltd. (A)	131,982	10,253,682
Arthur J. Gallagher & Company	32,618	7,006,346
Chubb, Ltd.	17,138	3,503,179
Cincinnati Financial Corp.	45,275	4,870,685
James River Group Holdings, Ltd.	163,289	3,019,214
Markel Group, Inc. (A)	11,030	15,990,295
Marsh & McLennan Companies, Inc.	37,196	7,008,470
Reinsurance Group of America, Inc.	59,477	8,347,597
RenaissanceRe Holdings, Ltd.	27,415	5,120,025
Skyward Specialty Insurance Group, Inc. (A)	274,877	6,511,836
The Travelers Companies, Inc.	41,331	7,134,144
Unum Group	216,420	10,520,176
Real estate 2.6%		12,340,651
Industrial REITs 2.1%
Prologis, Inc.	40,810	5,091,048
Rexford Industrial Realty, Inc.	87,136	4,800,322
Specialized REITs 0.5%
Digital Realty Trust, Inc.	19,654	2,449,281

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$2,793,393
(Cost $2,760,016)
Financials 0.6%				2,793,393
Mortgage real estate investment trusts 0.6%

Redwood Trust, Inc.	7.750	06-15-27	3,076,000	2,793,393

Corporate bonds 0.6%				$2,636,529
(Cost $2,484,057)
Financials 0.6%				2,636,529
Banks 0.6%
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)	7.750	08-16-29	2,102,000	2,092,331
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	518,000	544,198

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,145,462
(Cost $1,145,455)
Short-term funds 0.2%			1,145,462
John Hancock Collateral Trust (D)	5.2927(E)	114,604	1,145,462

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

Total investments (Cost $394,821,724) 99.1%	$464,167,014
Other assets and liabilities, net 0.9%	4,057,427
Total net assets 100.0%	$468,224,441

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following country composition as a percentage of net assets on 7-31-23:
United States	84.6%
Bermuda	3.9%
Canada	2.4%
France	2.4%
Japan	2.3%
Netherlands	1.9%
Puerto Rico	1.7%
Other countries	0.8%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$226,677,214	$198,559,056	$28,118,158	—
Capital markets	103,846,222	103,846,222	—	—
Consumer finance	4,602,149	4,602,149	—	—
Financial services	20,839,745	20,839,745	—	—
Insurance	89,285,649	89,285,649	—	—
Real estate
Industrial REITs	9,891,370	9,891,370	—	—
Specialized REITs	2,449,281	2,449,281	—	—
Convertible bonds	2,793,393	—	2,793,393	—
Corporate bonds	2,636,529	—	2,636,529	—
Short-term investments	1,145,462	1,145,462	—	—
Total investments in securities	$464,167,014	$430,618,934	$33,548,080	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	114,604	$9,842,353	$186,526,736	$(195,231,045)	$7,641	$(223)	$418,452	—	$1,145,462
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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